Related Party Balances and Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Related Party Transaction [Line Items]
Consulting fees	$ 220,227	$ 2,600	$ 167,942	$ 206,913
Stock-based compensation	$ 289,578		880,595	789,679
NMG Ohio LLC
Related Party Transaction [Line Items]
Due to related party			$ 461,251
Number of shares payable to related party			929,488
Purchase of remaining ownership interest percentage	70.00%		70.00%
Consideration in cash to be paid for the acquisition of remaining interest	$ 1,575,000		$ 1,575,000
Issuance of common stock			3,173,864
President And Interim Chief Executive Officer
Related Party Transaction [Line Items]
Management Fees	34,311
Consulting fees	7,556
Chief Financial Officer and director
Related Party Transaction [Line Items]
Management Fees	22,668
Accounting fees		6,908
Due to related party			$ 5,172	1,210
Chief Operating Officer
Related Party Transaction [Line Items]
Consulting fees			90,000
Salaries and wages	45,000
Director
Related Party Transaction [Line Items]
Management Fees			225,992	144,528
Salaries and wages	50,000	33,654
Due to related party	33,333			28,810
Corporate Secretary
Related Party Transaction [Line Items]
Management Fees	5,667	11,514
Consulting fees	11,334
Interim Chief Executive Officer
Related Party Transaction [Line Items]
Management Fees		11,514	50,072
Consulting fees
Due to related party	482		7,825
Chief Financial Officer
Related Party Transaction [Line Items]
Management Fees				9,425
Accounting fees			37,791	29,531
Due to related party	7,888			4,033
Directors and offices
Related Party Transaction [Line Items]
Stock-based compensation	$ 187,705		579,904	377,443
Former Chief Executive Officer and former director
Related Party Transaction [Line Items]
Management Fees			90,696	66,759
Due to related party				17,028
Former Chief Financial Officer
Related Party Transaction [Line Items]
Management Fees			62,353	47,124
Former Chief Executive Officer
Related Party Transaction [Line Items]
Management Fees				$ 2,712